Restructuring and Related Charges (Schedule of Restructuring and Related Charges by Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ 35.8	$ 19.2	$ 10.0
Less: accelerated depreciation	(2.6)	(8.0)	(1.6)
Restructuring charges, net	33.2	11.2	8.4
Specialty Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	16.4	11.3	6.5
Global Medical Imaging
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	16.4	7.9	3.8
Corporate
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ 3.0	$ 0	$ (0.3)